Related Party Transactions - Narrative (Details)	2 Months Ended	9 Months Ended
	Mar. 02, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) vessel
Related Party Transaction [Line Items]
Operating expenses		$ 176,452,000	$ 203,458,000
The Cool Pool Limited
Related Party Transaction [Line Items]
Operating expenses			$ 3,700,000
CoolCo | Related Party
Related Party Transaction [Line Items]
Number of vessels | vessel			8
Sublease income	$ 100,000		$ 400,000
Employee benefits and share-based compensation	$ 53,000		$ 66,700